Revenue from contracts with customers	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Revenue from contracts with customers
29	Revenue from contracts with customers
a) Revenue disaggregation

•	Revenue by category on December 31, 2022:

	Commercial Aviation	Defense & Security	Executive Aviation	Services & Support	Other Segments	Total

Aircraft	1,540.6	26.0	1,244.4	—	31.1	2,842.1
Long-term contracts – aircraft	—	312.4	—	—	—	312.4
Others	3.3	6.5	—	1.4	0.8	12.0
Service	—	94.6	—	838.2	—	932.8
Spare Parts	—	8.1	—	427.2	5.8	441.1

Total	1,543.9	447.6	1,244.4	1,266.8	37.7	4,540.4

	North America	Latin America	Asia Pacific	Brazil	Europe	Others	Total
Aircraft	2,150.8	20.2	—	114.5	474.3	82.3	2,842.1
Long-term contracts – aircraft	—	—	—	163.2	148.9	0.3	312.4
Others	1.4	—	—	8.9	1.7	—	12.0
Service	428.8	24.6	81.2	158.4	193.6	46.2	932.8
Spare Parts	276.7	8.2	19.7	60.2	65.9	10.4	441.1

Total	2,857.7	53.0	100.9	505.2	884.4	139.2	4,540.4

•	Revenue by category on December 31, 2021:

	Commercial Aviation	Defense & Security	Executive Aviation	Services & Support	Other Segments	Total

Aircraft	1,313.2	148.8	1,098.7	—	17.5	2,578.2
Long-term contracts – aircraft	—	320.6	—	—	—	320.6
Others	3.2	23.2	31.4	8.7	1.4	67.9
Service	—	87.9	—	795.6	—	883.5
Spare Parts	—	13.9	—	327.9	5.2	347.0

Total	1,316.4	594.4	1,130.1	1,132.2	24.1	4,197.2

	North America	Latin America	Asia Pacific	Brazil	Europe	Others	Total
Aircraft	1,525.3	4.1	102.8	79.5	731.2	135.3	2,578.2
Long-term contracts – aircraft	—	—	—	202.4	117.5	0.7	320.6
Others	30.2	0.4	3.7	22.9	9.8	0.9	67.9
Service	417.8	20.9	72.9	129.7	203.3	38.9	883.5
Spare Parts	194.9	12.4	30.2	44.1	54.9	10.5	347.0

Total	2,168.2	37.8	209.6	478.6	1,116.7	186.3	4,197.2

•	Revenue by category on December 31, 2020:

	Commercial Aviation	Defense & Security	Executive Aviation	Services & Support	Other Segments	Total

Aircraft	1,103.7	239.5	1,015.3	—	7.7	2,366.2
Long-term contracts – aircraft	—	296.9	—	—	—	296.9
Others	10.7	19.9	56.2	4.9	1.1	92.8
Service	—	73.7	—	712.7	—	786.4
Spare Parts	—	23.9	—	202.4	2.5	228.8

Total	1,114.4	653.9	1,071.5	920.0	11.3	3,771.1

	North America	Latin America	Asia Pacific	Brazil	Europe	Others	Total
Aircraft	1,962.7	49.7	77.1	6.9	237.7	32.1	2,366.2
Long-term contracts - aircraft	—	0.3	0.1	230.9	64.9	0.7	296.9
Others	61.0	0.4	8.6	13.3	5.0	4.5	92.8
Service	385.6	22.4	56.4	91.9	198.7	31.4	786.4
Spare Parts	123.2	3.2	19.4	40.0	37.7	5.3	228.8

Total	2,532.5	76.0	161.6	383.0	544.0	74.0	3,771.1

b) Contract balances, including contract costs

	12.31.2022	12.31.2021
Contract assets	506.1	582.3

Current portion	505.4	582.3
Non-current portion	0.7	—
Contract assets
– US$ 306.6 included in the contract assets position as of December 31, 2021, were billed and collected by the Company in 2022. Expected credit losses of US$ 3.6 were recognized over the contract assets balances as of December 31, 2022 (US$ 2.5 of December 31, 2021).

	12.31.2022	12.31.2021
Advances from customers - Aircraft and Defense long-term contracts	1,748.8	1,312.4
Deferred revenue - Parts and services	215.2	200.9

Contract liabilities	1,964.0	1,513.3

Current portion	1,469.0	1,204.6
Non-current portion	495.0	308.7
Contract liabilities
– Out of the total balances of contract liabilities as of December 31, 2021, US$ 645.4 were recognized as revenues in 2022.
c) Performance obligations
The Company has a portfolio of firm orders (“Backlog”), whose performance obligations are unsatisfied or partially satisfied. The amount of revenue allocated to performance obligations not yet satisfied (or partially satisfied) as of December 31, 2022 was US$ 17.5 billion (US$ 17.0 billion on December 31, 2021), out of which US$ 15.5

billion is expected to be satisfied in the next 5 years (US$ 14.0 billion on December 31, 2021), as estimated by the Company.